Note 9 - Payroll and Related Benefits - Payroll and Related Benefits Income Statement Presentation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Cost of sales	R$ 1,976.6	R$ 1,814.7	R$ 1,714.8
Distribution expenses	1,014.5	987.7	791.5
Sales and marketing expenses	1,231.3	1,239.0	1,096.8
Administrative expenses	1,338.8	1,085.4	1,470.1
Net finance cost	89.2	103.0	42.9
Other operating income/(expenses), net	1.3
Exceptional items	33.2	45.0	6.9
Total	R$ 5,685.0	R$ 5,274.8	R$ 5,123.0